Significant Accounting Policies (Details) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Federal depository insurance corporation	$ 250,000	$ 250,000
Aggregate purchase	6,885,000	20,000,000